Document and Entity Information	Aug. 29, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2024
Registrant Name	Fidelity Hastings Street Trust
Central Index Key	0000035348
Investment Company Type	N-1A
Amendment Flag	false